UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number: ______
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             First Long Island Investors, LLC
Address:          1 Jericho Plaza, Suite 201
                  Jericho, New York 11753


Form 13F File Number: ______________

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Bruce A. Siegel
Title:            Executive Vice President and General Counsel
Phone:            (516) 935-1200

Signature, Place, and Date of Signing:

/s/ Bruce A. Siegel           Jericho, New York          April 28, 2010
--------------------------   --------------------       -----------------
      [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     32

Form 13F Information Table Value Total:     $107,011 (thousands)


List of Other Included Managers:

None.


                                                     FORM 13F INFORMATION TABLE

                                               First Long Island Investors, LLC
                                                           12/31/2009

COLUMN 1                     COLUMN 2            COLUMN 3     COLUMN 4 COLUMN 5            COLUMN 6   COLUMN 7       COLUMN 8
--------                     --------            --------     -------- --------            --------   --------       --------
                             TITLE OF                         VALUE    SHARES/   SHR/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                CLASS              CUSIP        (x$1000) PRN AMT   PRN  CALL DISCRETION MANAGERS SOLE   SHARED   NONE
AMERICAN TOWER CORP            COM               029912201    5396     124870    SH          Sole              124870
AMPHENOL CORP NEW CL A         COM               032095101    1709      37000    SH          Sole               37000
APPLE COMPUTER INC COM         COM               037833100    6634      31480    SH          Sole               31480
BANK OF AMERICA CORP COM       COM               060505104    1886     125224    SH          Sole              125224
CELGENE CORP COM               COM               151020104    4882      87672    SH          Sole               87672
CHEVRON CORP NEW COM           COM               166764100    2015      26167    SH          Sole               26167
CME GROUP INC COM              COM               12572Q105    1411       4200    SH          Sole                4200
COGNIZANT TECH SOLUTNS CL A    COM               192446102    5961     131512    SH          Sole              131512
CVS CORP                       COM               126650100     878      27252    SH          Sole               27252
EXPRESS SCRIPTS INC COM        COM               302182100     622       7200    SH          Sole                7200
FREEPORT-MCMORAN COP&G COM     COM               35671d857    2359      29380    SH          Sole               29380
GILEAD SCIENCES INC COM        COM               375558103    3686      85190    SH          Sole               85190
GOLDCORP INC NEW COM           COM               380956409     696      17700    SH          Sole               17700
GOLDMAN SACHS GROUP COM        COM               38141G104    1418       8400    SH          Sole                8400
GOOGLE INC CL A                COM               38259P508    6477      10447    SH          Sole               10447
INTERNATIONAL BUS MACH         COM               459200101    4801      36675    SH          Sole               36675
MASTERCARD INC CL A            COM               57636Q104    4840      18907    SH          Sole               18907
MCDONALDS CORP                 COM               580135101    1236      19800    SH          Sole               19800
MICROSOFT CORP                 COM               594918104    4336     142260    SH          Sole              142260
MONSANTO CO NEW COM            COM               61166W101    3420      41830    SH          Sole               41830
MORGAN J P & CO                COM               46625h100    2442      58615    SH          Sole               58615
MURPHY OIL                     COM               626717102    1322      24400    SH          Sole               24400
OCCIDENTAL PETROLEUM CORP      COM               674599105    4101      50410    SH          Sole               50410
PEPSICO INC                    COM               713448108    3931      64659    SH          Sole               64659
PFIZER INC                     COM               717081103    3371     185342    SH          Sole              185342
PRAXAIR INC COM                COM               74005P104    3867      48152    SH          Sole               48152
QUALCOMM INC                   COM               747525103    6038     130515    SH          Sole              130515
SCHWAB CHARLES CP NEW COM      COM               808513105    4546     241557    SH          Sole              241557
TARGET CORP                    COM               87612E106    4082      84395    SH          Sole               84395
UNITED TECHNOLOGIES CP COM     COM               913017109    2615      37670    SH          Sole               37670
VISA INC COM CL A              COM               92826c839    4702      53760    SH          Sole               53760
WAL MART STORES INC            COM               931142103    1331      24900    SH          Sole               24900
